INCOME TAX (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Operating loss carry forwards	$ 16,322	$ 13,625
Reserves and allowances	1,899	913
Net deferred tax assets before valuation allowance	18,221	14,538
Valuation allowance	(13,765)	(10,471)
Net deferred tax assets	4,456	4,067
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	11,931	8,987
Valuation allowance	(7,426)	(4,867)
Net deferred tax assets	4,505	4,120
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	6,290	5,550
Valuation allowance	(6,339)	(5,604)
Deferred Tax Liabilities, Net	$ (49)	$ (54)